                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
          Pacific Select Variable Annuity, a variable annuity contract issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Variable Account, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding
in this supplement.        Accumulation Units and Subaccount Annuity Units of
                           the Bond and Income Variable Account will automatically be transferred to the Managed Bond
                           Variable Account in exchange for corresponding units of that Investment Option. The Bond and Income Variable Account will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Variable Account, the instruction will be deemed an instruction for the Managed Bond Variable Account. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

                       This supplement changes page 7 of the Prospectus with the following:

                       --------------------------------------------------------
                       Other Expenses
An Overview of         The table also shows the Fund expenses for each
Pacific Select         Portfolio based on expenses in 1999, adjusted to
Variable Annuity:      reflect recently reduced custody fees. To help limit
Fees and Expenses      Fund expenses, effective July 1, 2000 we have
Paid by the Pacific    contractually agreed to waive all or part of our
Select Fund:           investment advisory fees or otherwise reimburse each
Other Expenses is      Portfolio for operating expenses (including
replaced               organizational expenses, but not including advisory
                       fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

                    --------------------------------------------------------------------------------
                                                                             Less
                                                 Advisory Other    Total     adviser's     Total net
                    Portfolio                    fee      expenses expenses+ reimbursement expenses
                    --------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                    Aggressive Equity              0.80     0.04     0.84          --        0.84
                    Emerging Markets/1/            1.10     0.19     1.29          --        1.29
                    Diversified Research/2/        0.90     0.05     0.95          --        0.95
                    Small-Cap Equity               0.65     0.04     0.69          --        0.69
                    International Large-Cap/2/     1.05     0.10     1.15          --        1.15
                    Bond and Income                0.60     0.05     0.65          --        0.65
                    Equity                         0.65     0.03     0.68          --        0.68
                    I-Net Tollkeeper/2/            1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy                 0.65     0.04     0.69          --        0.69
                    Equity Income                  0.65     0.04     0.69          --        0.69
                    Growth LT                      0.75     0.03     0.78          --        0.78
                    Mid-Cap Value                  0.85     0.07     0.92          --        0.92
                    Equity Index/3/                0.25     0.04     0.29          --        0.29
                    Small-Cap Index                0.50     0.30     0.80        (0.20)      0.60
                    REIT                           1.10     0.15     1.25        (0.05)      1.20
                    International Value            0.85     0.09     0.94          --        0.94
                    Government Securities          0.60     0.05     0.65          --        0.65
                    Managed Bond/1/                0.60     0.05     0.65          --        0.65
                    Money Market/1/                0.35     0.04     0.39          --        0.39
                    High Yield Bond/1/             0.60     0.05     0.65          --        0.65
                    Large-Cap Value                0.85     0.08     0.93          --        0.93
                    --------------------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended
                       The following is added to Examples on page 8 of the
                       Prospectus:

                       Different examples are presented below that show expenses that an Owner of a Contract with Accumulated Value allocated to a Variable Account would pay at the end of one, three, five or ten years if, at the end of those time periods, the Contract is (1) surrendered,
                       (2) annuitized, (3) not surrendered or annuitized. The examples assume a $1000 investment and a 5% annual rate of return. In addition, the examples reflect an average initial premium of approximately $45,000 and a prorata portion of the annual Maintenance Fee. Each example shows expenses based upon allocation to each of the Variable Accounts.

                       The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The 5% return assumed in the examples is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

                   ---------------------------------------------------------------------------------------
                                                                                      Contract not
                                                                                      Surrendered or
                                                                                      Annuitized and
                                            Contract Surrendered Contract Annuitized  Remains in Force at
                                            at End of Time       at End of Time       End of Time
                                            Period ($)           Period* ($)          Period ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity        77   117  150  263   77   72   123  263   23   72   123  263
                   ---------------------------------------------------------------------------------------
                   Emerging Markets         82   130  172  306   82   85   145  306   28   85   145  306
                   ---------------------------------------------------------------------------------------
                   Diversified Research     78   120  156  274   78   75   129  274   24   75   129  274
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity         76   112  142  248   76   67   115  248   22   67   115  248
                   ---------------------------------------------------------------------------------------
                   Bond and Income          76   113  143  249   76   68   116  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   International Large-Cap  80   126  166  294   80   81   139  294   26   81   139  294
                   ---------------------------------------------------------------------------------------
                   Equity                   76   112  142  247   76   67   115  247   22   67   115  247
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper         85   140  188  337   85   95   161  337   31   95   161  337
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy           76   112  142  248   76   67   115  248   22   67   115  248
                   ---------------------------------------------------------------------------------------
                   Equity Income            76   112  142  248   76   67   115  248   22   67   115  248
                   ---------------------------------------------------------------------------------------
                   Growth LT                77   115  147  257   77   70   120  257   23   70   120  257
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value            78   119  154  271   78   74   127  271   24   74   127  271
                   ---------------------------------------------------------------------------------------
                   Equity Index             72   100  121  204   72   55    94  204   18   55    94  204
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index          75   110  138  238   75   65   111  238   21   65   111  238
                   ---------------------------------------------------------------------------------------
                   REIT                     81   128  168  299   81   83   141  299   27   83   141  299
                   ---------------------------------------------------------------------------------------
                   International Value      78   120  155  273   78   75   128  273   24   75   128  273
                   ---------------------------------------------------------------------------------------
                   Government Securities    75   111  140  243   75   66   113  243   21   66   113  243
                   ---------------------------------------------------------------------------------------
                   Managed Bond             75   111  140  242   75   66   113  242   21   66   113  242
                   ---------------------------------------------------------------------------------------
                   Money Market             73   103  127  215   73   58   100  215   19   58   100  215
                   ---------------------------------------------------------------------------------------
                   High Yield Bond          75   111  140  242   75   66   113  242   21   66   113  242
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value          78   120  155  272   78   75   128  272   24   75   128  272
                   ---------------------------------------------------------------------------------------

                       * In this example, it is assumed that an Annuity Option
                         has been selected that provides for annuity payments that continue for at least five years, in which case the withdrawal charge would not be assessed if the Contract was in force during the Accumulation Period for at least two Contract Years.

                                                                               3